Supplemental Cash Flow Information_Cash And Cash Equivalents(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Cash And Cash Equivalents If Different From Statement Of Financial Position Abstract [Abstract]
Cash	₩ 2,186,035				₩ 2,167,911
Checks with other banks	872,166				430,253
Due from Bank of Korea	9,098,891				8,981,665
Due from other financial institutions	8,117,398				8,237,996
Sub-total	20,274,490	[1]	$ 18,218,529	[1]	19,817,825
Due from financial institutions at fair value through profit or loss	381,718				0
Sub-total	20,656,208				19,817,825
Restricted cash from financial institutions	(12,347,627)				(10,613,089)
Due from financial institutions with original maturities over three monthes	(1,665,765)				(799,838)
Sub-total	(14,013,392)				(11,412,927)
Total	₩ 6,642,816		$ 5,969,193		₩ 8,404,898	$ 7,552,588	₩ 7,414,836	₩ 7,457,919

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.